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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6-30-07


Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Otter Creek Management, Inc.
          -----------------------------------
Address:  400 Royal Palm Way
          -----------------------------------
          Suite 212
          -----------------------------------
          Palm Beach, FL 33480
          -----------------------------------


Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill, Jr.
       -----------------------------
Title: CFO
       -----------------------------
Phone: 561-832-4110
       -----------------------------
Signature, Place and Date of Signing:


/s/ Joseph W. O'Neill, Jr.          Palm Beach, FL                   8-09-07
--------------------------       ---------------------          ---------------
      [Signature]                   [City, State]                    [Date]

Report Type  (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

     Form 13F File Number                Name

     28-___________________              _______________________________________
     [Repeat as necessary
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                   ----------------
Form 13F Information Table Entry Total:    119
                                        -----------
Form 13F Information Table Value Total:  94,658
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report:

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             13F File Number                 Name

___             28-_________________            _____________________________

[Repeat as necessary]




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

Otter Creek Management
PORTFOLIO APPRAISAL                                                                AMERICAN DEPOSITORY RECEIPTS                 SH
30-Jun-07                                                                          CALLS - LONG                                 CALL
                                                                                   COMMON STOCK                                 SH
FOR M 13F SUMMARY PAGE                                                             CONVERTIBLE BONDS - LONG                     PRN
                                                                                   CONVERTIBLE PREFERRED                        SH
Report Summary:                                                                    CORPORATE BONDS                              PRN
                                                                                   DEFAULTED CORPORATE BONDS                    PRN
Number of other Included Managers:                             -                   LIMITED PARTNERSHIPS - LONG                  SH
Form 13F Information Table Entry Total:                      119                   MUTUAL FUNDS - LONG                          SH
Form 13F Information Table Value Total:                   94,658                   PREFERRED STOCK                              SH
                                                                                   PUTS - LONG                                  PUT

FORM 13F INFORMATION TABLE


                                                                                                                 VOTING AUTHORITY
                                                                                                                -------------------
                                                                VALUE    SHARES/  SH/   PUT/ INVSTMT   OTHER
NAME OF ISSUER                TITLE OF CLASS        CUSIP      (x$1000)  PRN AMT  PRN   CALL DSCRETN  MANAGERS  SOLE         SHARED
--------------------------   --------------------  ----------  --------  -------  ----  ---- -------  --------  --------   ---------
3COM CORP COM                 COMMON STOCK - LONG   885535104     1256    304,200    SH          SOLE            304,200
ABER DIAMOND CORP             COMMON STOCK - LONG   002893105     3507     91,000    SH          SOLE             91,000
ABERDEEN ASIA PACIFIC
  INCOME FUND INC             MUTUAL FUNDS - LONG   003009107     1640    256,678    SH          SOLE            256,678
ALTRIA GROUP INC              COMMON STOCK - LONG   02209s103     2244     32,000    SH          SOLE             32,000
APACHE CORP                   COMMON STOCK - LONG   037411105      651      7,979    SH          SOLE              7,979
BLACKROCK S&P 500
  PROTECTED EQUTIY FD INC     MUTUAL FUNDS - LONG   09256f108      347     34,518    SH          SOLE             34,518
BORDERS GROUP INC             COMMON STOCK - LONG   099709107     1889     99,100    SH          SOLE             99,100
BORLAND SOFTWARE CORP         COMMON STOCK - LONG   099849101      822    138,300    SH          SOLE            138,300
CALL BORDERSGROUP
  JAN 020 ****                CALLS - LONG          0997099a7       30        200        CALL    SOLE                200
CLEVELAND CLIFFS INC          COMMON STOCK - LONG   185896107     2548     32,800    SH          SOLE             32,800
COMPANHIA VALE DO RIO DOCE
  SPONSORED ADR R             PREFERRED STOCK       204412100     1455     38,600    SH          SOLE             38,600
CONAGRA FOODS INC             COMMON STOCK - LONG   205887102      766     28,500    SH          SOLE             28,500
CYMER INC CONV SENIOR
  SUB NOTE                    CONVERTIBLE BONDS
                                - LONG              232572ae7     3811  3,741,000   PRN          SOLE          3,741,000
DEAN FOODS CO NEW             COMMON STOCK - LONG   242370104      494     15,500    SH          SOLE             15,500
DEVON ENERGY CORPORATION NEW  COMMON STOCK - LONG   25179m103      204      2,600    SH          SOLE              2,600
DOW CHEMICAL CO.              COMMON STOCK - LONG   260543103     2118     47,900    SH          SOLE             47,900
DWS GLOBAL COMMODITIES
  STK FD INC                  MUTUAL FUNDS - LONG   23338y100     3021    162,329    SH          SOLE            162,329
EMERSON ELECTRIC CO           COMMON STOCK - LONG   291011104     1450     30,986    SH          SOLE             30,986
EXULT INC CONV SENIOR
  NOTE 144A                   CONVERTIBLE BONDS
                                - LONG              302284aa2      575    600,000   PRN          SOLE            600,000
FINANCIAL INDUSTRIES CORP     COMMON STOCK - LONG   317574101     2180    369,519    SH          SOLE            369,519
FLOW INTERNATIONAL CORP       COMMON STOCK - LONG   343468104      636     50,500    SH          SOLE             50,500
GABELLI DIVIDEND & INCOME
  FUND                        MUTUAL FUNDS - LONG   36242h104      561     25,100    SH          SOLE             25,100
GAP INC                       COMMON STOCK - LONG   364760108     1154     60,400    SH          SOLE             60,400
GENERAL MOTORS CORP CONV
  SR DEB CL A                 PREFERRED STOCK       370442741      351     16,000    SH          SOLE             16,000
GREAT PLAINS ENERGY INC COM   COMMON STOCK - LONG   391164100     1715      58900    SH          SOLE             58,900
GULF ISLAND FABRICATION INC   COMMON STOCK - LONG   402307102     2245      64700    SH          SOLE             64,700
HOME DEPOT INC                COMMON STOCK - LONG   437076102      394      10000    SH          SOLE             10,000
HORNBECK OFFSHORE SVCS
  INC CONV 144A               CONVERTIBLE BONDS
                                - LONG              440543ad8     2541  2,500,000   PRN          SOLE          2,500,000
INDEPENDENT BANK CORP-MICH    COMMON STOCK - LONG   453838104      207      12000    SH          SOLE             12,000
INFOCUS CORP COM              COMMON STOCK - LONG   45665B106      513    229,862    SH          SOLE            229,862
INTERACTIVE DATA CORP         COMMON STOCK - LONG   45840j107     1071      40000    SH          SOLE             40,000
INTERNATIONAL PAPER CO        COMMON STOCK - LONG   460146103     1179     30,200    SH          SOLE             30,200
KRAFT FOODS INC CL A          COMMON STOCK - LONG   50075n104     1486      42144    SH          SOLE             42,144
LANCE INC                     COMMON STOCK - LONG   514606102     2699    114,565    SH          SOLE            114,565
MBT FINL CORP                 COMMON STOCK - LONG   578877102      223      15863    SH          SOLE             15,863
MONROE BANCORP-IND            COMMON STOCK - LONG   610313108      449      25947    SH          SOLE             25,947
MORGAN STANLEY U S GOVT
  SECS TR CLASS D             MUTUAL FUNDS - LONG   616969408      500      56340    SH          SOLE             56,340
MOTOROLA INC                  COMMON STOCK - LONG   620076109      354      20000    SH          SOLE             20,000
NABI BIOPHARMACEUTICALS       COMMON STOCK - LONG   629519109      558    121,400    SH          SOLE            121,400
NABORS INDUSTRIES LTD NEW     COMMON STOCK - LONG   g6359f103      307      9,200    SH          SOLE              9,200
NEW YORK TIMES CO-CL A        COMMON STOCK - LONG   650111107     2743    108,000    SH          SOLE            108,000
NEWFIELD EXPLORATION CO       COMMON STOCK - LONG   651290108      916     20,100    SH          SOLE             20,100
NEWMONT MINING CORP
  HOLDING CO                  COMMON STOCK - LONG   651639106     1476     37,800    SH          SOLE             37,800
NOKIA CORPORATION SPONSORED
  ADR REPSTG 1 S              AMERICAN DEPOSITORY
                                RECEIPTS -          654902204     2024     72,000    SH          SOLE             72,000
OLIN CORP NEW                 COMMON STOCK - LONG   680665205      750     35,700    SH          SOLE             35,700
PENTAIR INC                   COMMON STOCK - LONG   709631105      771     20,000    SH          SOLE             20,000
PLAYBOY ENTERPRISES INC
  CONV SR SUB NT              CONVERTIBLE BONDS
                                - LONG              728117ab8     1903  2,000,000   PRN          SOLE          2,000,000
PLAYBOY ENTERPRISES INC
  HOLDING CO CL B             COMMON STOCK - LONG   728117300      227     20,000    SH          SOLE             20,000
POWER-ONE INC                 COMMON STOCK - LONG   739308104      473    118,962    SH          SOLE            118,962
PROGRESS ENERGY INC
  CONTINGENT VALUE OBLIG      COMMON STOCK - LONG   743263aa3      111    337,000    SH          SOLE            337,000
PUT BUFFALO WILD DEC
  045 **** ADJ 2 FOR 1        PUTS - LONG           1198489x9      284        430         PUT    SOLE                430
PUT CHICAGO MERC JAN
  430 **** LONG TERM O        PUTS - LONG                           39         50         PUT    SOLE                 50
PUT CHICAGO MERC JAN
  450 ****                    PUTS - LONG           1k199w9m9wi     11         10         PUT    SOLE                 10
PUT CHINA LIFE
  JAN 055 PBW                 PUTS - LONG           16939p9m0wi    114        200         PUT    SOLE                200
PUT CHINA LIFE
  JUL 35.625 266sh./ct.       PUTS - LONG           1w693w9s1wi      2        100         PUT    SOLE                100
PUT CHINA LIFE
  JUL 37.50 266sh./ct.        PUTS - LONG                            8        260         PUT    SOLE                260
PUT CHINA LIFE
  JUL 41.25 266sh./ct.        PUTS - LONG           1w693w9s1        3        100         PUT    SOLE                100
PUT CHINA LIFE
  JUL 45 266sh./ct.           PUTS - LONG                            7        200         PUT    SOLE                200
PUT COLONIAL BAN
  DEC 025 ****                PUTS - LONG           1954939x1      122        900         PUT    SOLE                900
PUT COLONIAL
  BAN DEC 22.50               PUTS - LONG                           11        200         PUT    SOLE                200
PUT COLONIAL
  BAN SEP 025 ****            PUTS - LONG                          105      1,100         PUT    SOLE              1,100
PUT  COLONIAL
  BAN SEP 22.50               PUTS - LONG                           38      1,085         PUT    SOLE              1,085
PUT CROCS INC
  DEC 030 CBOE ADJ 2 FOR 1    PUTS - LONG           2270469x9      135      1,000         PUT    SOLE              1,000
PUT CROCS INC
  JAN 020                     PUTS - LONG                           49      1,400         PUT    SOLE              1,400
PUT CROCS INC
  JAN 27.50                   PUTS - LONG                           22        200         PUT    SOLE                200
PUT EAST WEST
  JAN 040 PSE                 PUTS - LONG           27579r9m8      140        500         PUT    SOLE                500
PUT ENSCO INTL
  JAN 060 **** LONG TERM O    PUTS - LONG           2b799w9m2wi     62        150         PUT    SOLE                150
PUT FIRST BANCOR
  DEC12.50CBOE                PUTS - LONG           3186729x2      160        800         PUT    SOLE                800
PUT GLOBALSANTAF
  JAN 065 ****                PUTS - LONG           g3930e9m5wi     41        150         PUT    SOLE                150
PUT INTERCONTI
  SEP 100 CBOE                PUTS - LONG           45865v9u6       12        300         PUT    SOLE                300
PUT ISHARES BRAZ
  DEC 060 CBOE                PUTS - LONG           4w699w9x1wi    150        300         PUT    SOLE                300
PUT ISHARES BRAZ JAN
  060 CBOE LONG TERM O        PUTS - LONG           4w003w9m6wi    252        450         PUT    SOLE                450
PUT ISHARES MSCI
  DEC 080 ****                PUTS - LONG           4w642w9x9      207        610         PUT    SOLE                610
PUT ISHARES MSCI
  SEP 080 ****                PUTS - LONG           4w642w9u5       72        300         PUT    SOLE                300
PUT JARDEN CORP
  JAN 045 ****                PUTS - LONG           4711099m2      231        593         PUT    SOLE                593
PUT JARDEN CORP
  OCT 035 ****                PUTS - LONG           4711099v2       13        289         PUT    SOLE                289
PUT MBIA INC
  JAN 060 ****                PUTS - LONG                          554      1,205         PUT    SOLE              1,205
PUT MBIA INC
  JAN 070 ****                PUTS - LONG                          388        400         PUT    SOLE                400
PUT MBIA INC
  JAN 075 ****                PUTS - LONG                          134        100         PUT    SOLE                100
PUT MORGAN STANL JAN
  040 **** LONG TERM O        PUTS - LONG           2419369m7        7        200         PUT    SOLE                200
PUT NATL CITY CP
  JAN 035 AMEX                PUTS - LONG           6354059m7       80        265         PUT    SOLE                265
PUT NATL CITY CP
  JAN 040 AMEX                PUTS - LONG           6354059m7      656        950         PUT    SOLE                950
PUT NOBLE CORP
  JAN 090 **** LONG TERM O    PUTS - LONG           6n699w9m3wi     77        150         PUT    SOLE                150
PUT NYSE EURONXT
  JAN 085 ****                PUTS - LONG           6n899w9m1wi    144        100         PUT    SOLE                100
PUT NYSE EURONXT
  JAN 100 **** LONG TERM O    PUTS - LONG           6n899w9m1      268        100         PUT    SOLE                100
PUT OWENS & MINR SEP
  040 AMEX                    PUTS - LONG           6907329u8       59        120         PUT    SOLE                120
PUT POLARIS INDS
  SEP 050 AMEX                PUTS - LONG                          140      1,000         PUT    SOLE              1,000
PUT REGION FINL
  AUG 035 ****                PUTS - LONG           7591ep9t9      119        612         PUT    SOLE                612
PUT S&P 500 INDX
  DEC 1450CBOE                PUTS - LONG           12486q9x0wi    367        100         PUT    SOLE                100
PUT STIFEL FINL
  OCT 050 ****                PUTS - LONG           8606309v6wi      8         55         PUT    SOLE                 55
PUT SUPERVALU
  JUL 035 ****                PUTS - LONG           8685369s4        1        200         PUT    SOLE                200
PUT ZUMIEZ INC
  AUG 035 AMEX                PUTS - LONG           9898179t0       14        150         PUT    SOLE                150
PUT ZUMIEZ INC
  NOV 040 AMEX                PUTS - LONG           9898179w3      135        300         PUT    SOLE                300
PUT AMZN JAN 065              PUTS - LONG                          265        500         PUT    SOLE                500
PUT FMD JAN 055               PUTS - LONG                          322        200         PUT    SOLE                200
PUT ICE SEP 140               PUTS - LONG                          150        200         PUT    SOLE                200
PUT JARDEN OCT 040            PUTS - LONG                           38        300         PUT    SOLE                300
PUT JARDEN OCT 045            PUTS - LONG                          292        884         PUT    SOLE                884
PUT PII DEC 055               PUTS - LONG                          391        850         PUT    SOLE                850
PUTNAM PREMIER INCOME
  TRUST SBI                   MUTUAL FUNDS - LONG   746853100       99      15000   SH           SOLE             15,000
SANDISK CORP                  COMMON STOCK - LONG   80004c101     1517     31,000   SH           SOLE             31,000
SANDISK CORP SR NT CONV       CONVERTIBLE BONDS
                                - LONG              80004cac5     2636  3,000,000  PRN           SOLE          3,000,000
SEABULK INTERNATIONAL
  INC SENIOR NOTE             CORPORATE BONDS       1169pad3     5344   5,000,000  PRN           SOLE          5,000,000
SOUTHWEST GAS CORP            COMMON STOCK - LONG   44895102     1528      45,200   SH           SOLE             45,200
STREETTRACKS GOLD TRUST       COMMON STOCK - LONG   63307104     1954      30,400   SH           SOLE             30,400
STRYKER CORP                  COMMON STOCK - LONG   63667101     1287      20,400   SH           SOLE             20,400
SUN MICROSYSTEMS INC COM      COMMON STOCK - LONG   66810104      964     183,200   SH           SOLE            183,200
SUNAMERICA FOCUSED ALPHA
  LARGE CAP FD INC            MUTUAL FUNDS - LONG   67038101      189       10000   SH           SOLE             10,000
SWISS HELVETIA FUND INC       MUTUAL FUNDS - LONG   70875101      423       23790   SH           SOLE             23,790
SYPRIS SOLUTIONS INC          COMMON STOCK - LONG   71655106      664      82,809   SH           SOLE             82,809
TIME WARNER INC NEW           COMMON STOCK - LONG   87317105     1243      59,100   SH           SOLE             59,100
TRI-CONTINENTAL CORP          MUTUAL FUNDS - LONG   95436103     1301      50,000   SH           SOLE             50,000
TRIMBLE NAV LTD               COMMON STOCK - LONG   96239100     2125       66000   SH           SOLE             66,000
TYSON FOODS INC CL A          COMMON STOCK - LONG   02494103     1152      50,000   SH           SOLE             50,000
UNITED TECHNOLOGIES CORP      COMMON STOCK - LONG   13017109      929       13100   SH           SOLE             13,100
VALERO ENERGY CORP NEW        COMMON STOCK - LONG   1913y100      680       9,200   SH           SOLE              9,200
VIACOM INC NEW CL A           COMMON STOCK - LONG   2553p102      374        9000   SH           SOLE              9,000
XYRATEX LTD                   COMMON STOCK - LONG   98268108      328      14,734   SH           SOLE             14,734
ZIMMER HOLDINGS INC           COMMON STOCK - LONG   8956p102     1477      17,400   SH           SOLE             17,400


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